Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
	December 31, 2017	June 30, 2018
Due from related parties
Oceanbulk Maritime S.A. and its affiliates	$107	$-
Sydelle Marine Limited	44	-
Product Shipping & Trading S.A	-	15
Starocean Manning Philippines Inc.	80	65
Due from related parties	$231	$80

Due to related parties
Combine Marine Ltd.	$-	8
Management and Directors Fees	229	$138
Sydelle Marine Limited	-	47
Managed Vessels of Oceanbulk Shipping LLC	-	62
Due to related parties	$229	$255

Statements of Operations

Six months ended June 30,

	2017	2018
Voyage expenses-Interchart	$(1,650)	(1,650)
Executive directors consultancy fees	(250)	(262)
Non-executive directors compensation	(72)	(72)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(19)
Voyage revenues - profit sharing agreement-Sydelle Marine Limited	(159)	(4)